As filed with the U.S. Securities and Exchange Commission
on March 29, 2017
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 434 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 437  ☑

(Check appropriate box or boxes)
Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440
 Bruno del Ama
Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
❑ on (date) pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X MLP ETF
Global X Junior MLP ETF
Global X MLP & Energy Infrastructure ETF
Global X SuperDividend® Alternatives ETF
Global X FinTech ETF
Global X Internet of Things ETF
Global X Robotics & Artificial Intelligence ETF
Global X Health & Wellness Thematic ETF
Global X Longevity Thematic ETF
Global X Millennials Thematic ETF
Global X Conscious Companies ETF
Global X Education Thematic ETF
Global X MLP Natural Gas ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 434 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 29th day of March, 2017.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee	March 29, 2017
Bruno del Ama

/s/ Luis Berruga	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer	March 29, 2017
Luis Berruga

*	Trustee
Sanjay Ram Bharwani		March 29, 2017

*	Trustee
Scott R. Chichester		March 29, 2017

*	Trustee
Kartik Kiran Shah		March 29, 2017

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney